Organization and Description of Business - 10Q (Details) $ / shares in Units, $ in Millions	Dec. 18, 2023 USD ($) $ / shares shares	Sep. 30, 2023 shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.25
Conversion of stock, shares converted (in shares)	10,472,635
Reverse merger, conversion ratio (in shares)	0.0756	0.0756
Convertible preferred stock, shares issued upon conversion	7,231,747
Class of warrant or right, number of securities called by warrants or rights (in shares)	1,825,635
Pre-closing Financing
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrant or right, number of securities called by warrants or rights (in shares)	1,811,739
Sale of stock, number of shares issued in transaction (in shares)	2,792,206
Sale of stock, price per share (in dollars per share) | $ / shares	$ 20.63
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares	$ 20.63
Sale of stock, consideration received on transaction | $	$ 95.0
Neoleukin
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion of stock, shares converted (in shares)	3,240,888